PROPERTY AND EQUIPMENT - 10-K	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Line Items]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

	September 30, 2023	December 31, 2022
Computer equipment	$21	$13
Furniture and fixtures	13	13
	34	26
Accumulated depreciation	(25)	(22)
	$9	$4
Depreciation expense related to property and equipment was $3 and $2 for the nine months ended September 30, 2023 and 2022, respectively.

Private GRI
Property, Plant and Equipment [Line Items]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

	December 31,
	2022	2021
Computer equipment (useful life – 5 years)	$13	$10
Furniture and fixtures (useful life – 5 years)	13	13
	26	23
Accumulated depreciation	(22)	(20)
	$4	$3
Depreciation expense related to property and equipment was $3 for each of the years ended December 31, 2022 and 2021.